Stock-based Compensation (Detail) - Status of Non-Vested Stock Options Outstanding - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Balance Beginning of Nonvested Options (in shares)		25,000
Granted (in shares)	12,700,000
Forfeited/Cancelled (in shares)
Vested (in shares)	(10,375,000)	(25,000)
Balance Beginning of Nonvested Options (in shares)	2,325,000
Nonvested stock options, Weighted Average Fair Value at Grant Date
Balance, Beginning		$ 0.37
Granted
Forfeited
Vested	$ 0.06	$ 0.37
Balance, End	$ 0.06